Trade and other payables	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables

	2022	2021
Non-current
Trade payables	4,175	—
Payable from acquisition of subsidiary (Note 21)	12,646	—
Other payables	389	284
	17,210	284
Current
Trade payables	193,127	151,979
Advances from customers	35,749	8,705
Taxes payable	8,868	6,866
Payable from acquisition of subsidiary (Note 21)	3,575	—
Other payables	1,078	1,196
	242,397	168,746
Total trade and other payables	259,607	169,030

The fair values of current trade and other payables approximate their respective carrying amounts due to their short-term nature. The fair values of non-current trade and other payables approximate their carrying amounts, as the impact of discounting is not significant.